Taxes - Income tax - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Total Income taxes	€ (962)	€ 848	€ (1,447)
Current tax	(750)	1,245	(1,093)
Adjustments for current tax of prior periods	0	2,246
Tax expense in absence of tax income related to the tax dispute	(750)	(1,001)	(1,093)
Deferred tax	(212)	(396)	(354)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income taxes	3	1,556	(875)
Current tax	(129)	1,801	(559)
Adjustments for current tax of prior periods		2,246
Tax expense in absence of tax income related to the tax dispute	(129)	(444)	(559)
Current tax	(129)	(444)	(559)
Deferred tax	133	(246)	(316)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income taxes	(115)	(146)	(123)
Current tax	0	(40)	(84)
Current tax	0	(40)	(84)
Deferred tax	(115)	(106)	(39)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income taxes	(431)	(341)	(296)
Current tax	(420)	(343)	(294)
Current tax	(420)	(343)	(294)
Deferred tax	(11)	2	(1)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income taxes	(264)	(137)	(66)
Current tax	(76)	(75)	(66)
Current tax	(76)	(75)	(66)
Deferred tax	(188)	(63)	0
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total Income taxes	(156)	(83)	(86)
Current tax	(125)	(99)	(89)
Current tax	(125)	(99)	(89)
Deferred tax	€ (31)	€ 16	€ 3